INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	R$ 2,271,629	R$ 1,812,399	R$ 1,367,802
Equity in earnings	563,158	152,569	(17,050)
Other comprehensive income	225,507	358,816	55,038
Capital increase	27,500	42,782	470,990
Capital reduction	(141,095)		(20,344)
Results in operations with subsidiary and joint ventures (note 3.4)	511,514
Dividends/Interest on equity	(117,438)	(94,937)	44,037
Balance at end of year	3,340,775	2,271,629	1,812,399
Investments in North America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	908,339	681,807	301,272
Equity in earnings	279,948	23,494	(111,637)
Other comprehensive income	173,934	165,479	28,182
Capital increase		42,782	463,990
Results in operations with subsidiary and joint ventures (note 3.4)	511,514
Dividends/Interest on equity	(2,460)	(5,223)
Balance at end of year	1,871,275	908,339	681,807
Investments in South America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	976,045	748,392	701,233
Equity in earnings	268,291	99,913	66,468
Other comprehensive income	52,278	195,286	21,282
Capital reduction	(141,095)		(20,344)
Dividends/Interest on equity	(84,186)	(67,546)	20,247
Balance at end of year	1,071,333	976,045	748,392
Investments in Special Steel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	231,152	224,201	213,899
Equity in earnings	28,831	8,900	6,779
Other comprehensive income	710	(1,949)	3,523
Dividends/Interest on equity	(9,025)
Balance at end of year	251,668	231,152	224,201
Other investments
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	156,093	157,999	151,398
Equity in earnings	(13,912)	20,262	21,340
Other comprehensive income	(1,415)		2,051
Capital increase	27,500		7,000
Dividends/Interest on equity	(21,767)	(22,168)	23,790
Balance at end of year	R$ 146,499	R$ 156,093	R$ 157,999